SCOUT
MONEY MARKET
FUND


A no-load mutual fund
with primary emphasis
on maximum income
consistent with safety
of principal and
maintenance of liquidity.


Quarterly Report
September 30, 1997


TO THE SHAREHOLDERS

Scout Money Market Fund's Federal Portfolio earned 1.27% for the quarter ended September 30, 1997, while the Prime Portfolio earned 1.29%. The 7-day current yield on September 30, 1997, was 5.07% for the Federal Portfolio and 5.11% for the Prime Portfolio.

Money market funds are neither insured nor guaranteed by the U.S. Government. There is no assurance that the fund will maintain a stable net asset value of one dollar per share.

Spurred by plenty of good economic news and the Federal Reserve's decision not to raise interest rates, the fixed income markets performed very well in the quarter. This was particularly notable in the 30-year Treasury bond, which had done nothing (up 0.54%) in the first six months of the year but had an outstanding quarterly return of 6.29%. While the rally continued in early October, based mainly on a favorable employment report, the long bond closed the quarter below 6.25%. We believe the bond is now trading at the low end of a 6.25%-6.75% range. Given any evidence of strength in the economy, it easily could revert to the higher end of this range.

The money markets remained focused on the Fed, and of course felt no impact from the bond activity. As long as the Fed does nothing, money markets will continue to trade off of the Fed Funds rate, now at 5.50%. Seasonal corporate or government requirements may temporarily drive rates substantially above or below that level, but for the most part they will remain centered there. In addition, the yield curve on one- through six-month maturities is essentially flat and probably will remain so until the market again anticipates rate increases.

We appreciate your continued interest in Scout Money Market Fund and we welcome your comments and questions.

Sincerely,

/s/William A. Faust
William A. Faust
UMB Investment Advisors

GRAPH - TAXABLE YIELD CURVES

Shares of the Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution, nor are they insured by the Federal Deposit Insurance Corporation or any other deposit insurance. These shares involve investment risks, including the possible loss of the principal amount invested.

FINANCIAL STATEMENTS

Statement of Net Assets
September 30, 1997

        Principal                                               Market
        Amount          Description                             Value

PRIME PORTFOLIO
SHORT-TERM CORPORATE NOTES - 96.08%
$	15,000,000	Abbott Laboratories,
                         5.47%, due October 2, 1997              $  14,997,721
         5,300,000      Air Products & Chemicals,
                         5.50%, due December 31, 1997                5,226,315
         7,660,000      American Greetings Co.,
                         5.50%, due October 16, 1997                 7,642,446
	13,000,000	American Greetings Co.,
                         5.50%, due October 21, 1997                12,960,278
	15,000,000	Ameritech Capital Funding Corp.,
                         5.47%, due October 17, 1997                14,963,533
         2,642,000      Archer-Daniels-Midland Co.,
                         5.50%, due October 10, 1997                 2,638,367
         5,000,000      Archer-Daniels-Midland Co.,
                         5.49%, due October 20, 1997                 4,985,513
	10,000,000	Archer-Daniels-Midland Co.,
                         5.52%, due October 23, 1997                 9,966,267
         5,000,000      Archer-Daniels-Midland Co.,
                         5.52%, due October 27, 1997                 4,980,067
	15,000,000	American Tel. & Telegraph,
                         5.47%, due October 8, 1997                 14,984,046
	15,000,000	Atlantic Richfield Co.,
                         5.48%, due October 15, 1997                14,968,033
         5,000,000      Atlantic Richfield Co.,
                         5.49%, due October 15, 1997                 4,989,325
         2,200,000      Atlantic Richfield Co.,
                         5.52%, due October 15, 1997                 2,195,277
         5,800,000      BellSouth Telecommunications,
                         5.47%, due October 9, 1997                  5,792,950
	15,000,000	BellSouth Telecommunications,
                         5.48%, due October 24, 1997                14,947,483
         7,500,000      Campbell Soup Co.,
                         5.48%, due November 7, 1997                 7,457,758
         8,000,000      Disney Walt Co.,
                         5.52%, due October 10, 1997                 7,988,960
         1,500,000      Donnelly & Co. (R. R.),
                         5.51%, due October 7, 1997                  1,498,622
         2,275,000      Donnelly & Co. (R. R.),
                         5.51%, due October 14, 1997                 2,270,474
	15,000,000	Dover Corp.,
                        5.49%, due October 20, 1997                 14,956,538
         3,200,000      Dover Corp.,
                        5.55%, due October 22, 1997                  3,189,640
         2,071,000      Duke Energy Co.,
                        6.37%, due October 1, 1997                   2,071,000
        16,525,000      Duke Energy Co.,
                        5.48%, due October 14, 1997                 16,492,299
         3,000,000      Duke Energy Co.,
                        5.50%, due October 14, 1997                  2,994,042
	10,000,000	Dun & Bradstreet Corp.,
                         5.51%, due October 3, 1997                  9,996,939
         2,500,000      Dun & Bradstreet Corp.,
                         5.51%, due October 7, 1997                  2,497,704
         1,205,000      Dun & Bradstreet Corp.,
                         5.55%, due October 14, 1997                 1,202,585
         6,000,000      Dun & Bradstreet Corp.,
                         5.53%, due December 3, 1997                 5,941,935
	15,000,000	duPont (E.I.) deNemours & Co.,
                         5.48%, due October 9, 1997                 14,981,733
	12,500,000	Eastman Kodak Co.,
                         5.49%, due October 6, 1997                 12,490,469
         4,000,000      Eastman Kodak Co.,
                         5.47%, due October 7, 1997                  3,996,353
         5,000,000      Eastman Kodak Co.,
                         5.49%, due October 14, 1997                 4,990,087
         7,500,000      Emerson Electric Co.,
                         5.47%, due October 6, 1997                  7,494,302
	10,000,000	Gannett, Inc.,
                         5.48%, due October 7, 1997                  9,990,867
	15,000,000	General Mills, Inc.,
                         5.47%, due October 22, 1997                14,952,137
         5,000,000      General Mills, Inc.,
                         5.47%, due October 31, 1997                 4,977,208
	10,000,000	General Re Corp.,
                         5.48%, due October 3, 1997                  9,996,956
	20,000,000	Gillette Co.,
                         5.48%, due October 16, 1997                19,954,333
	10,000,000	Heinz H. J. Co.,
                         5.50%, due October 23, 1997                 9,966,389
         5,000,000      Heinz H. J. Co.,
                         5.49%, due October 24, 1997                 4,982,462
         5,000,000      Heinz H. J. Co.,
                         5.52%, due November 3, 1997                 4,974,700
         5,000,000      International Business Machines Corp.,
                         Medium Term Notes,
                         5.65%, due January 22, 1998                 4,998,514
	10,700,000	Kellogg Co.,
                         5.48%, due October 1, 1997                 10,700,000
         1,200,000      Kellogg Co.,
                         5.50%, due October 28, 1997                 1,195,050
         1,600,000      Kellogg Co.,
                         5.50%, due October 30, 1997                 1,592,911
         9,000,000      Laclede Gas Co.,
                         5.53%, due October 21, 1997                 8,972,350
         2,500,000      Laclede Gas Co.,
                         5.54%, due October 21, 1997                 2,492,306
         3,210,000      Laclede Gas Co.,
                         5.55%, due October 17, 1997                 3,202,082
         3,170,000      Laclede Gas Co.,
                         5.52%, due October 23, 1997                 3,159,307
         4,500,000      Laclede Gas Co.,
                         5.53%, due October 29, 1997                 4,480,645
        10,598,000      Monsanto Co.,
                         5.49%, due October 10, 1997                10,583,454
         5,000,000      Motorola Inc.,
                         5.47%, due October 3, 1997                  4,998,481
	10,000,000	Motorola Inc.,
                         5.50%, due October 23, 1997                 9,966,389
	10,000,000	Nalco Chemical Co.,
                         5.50%, due October 2, 1997                  9,998,472
         2,500,000      Nalco Chemical Co.,
                         5.58%, due October 23, 1997                 2,491,475
         2,500,000      PepsiCo Inc.,
                         5.50%, due October 1, 1997                  2,500,000
         7,700,000      PepsiCo Inc.,
                         5.51%, due October 1, 1997                  7,700,000
         5,500,000      PepsiCo Inc.,
                         5.49%, due October 6, 1997                  5,495,806
	14,250,000	Philip Morris Cos. Inc.,
                         6.30%, due October 1, 1997                 14,250,000
         2,000,000      Progress Capital Holdings Inc.,
                         5.53%, due October 6, 1997                  1,998,464
         6,500,000      Progress Capital Holdings Inc.,
                         5.49%, due October 9, 1997                  6,492,070
         6,400,000      Weyerhauser Co.,
                         5.48%, due October 7, 1997                  6,394,155
         2,500,000      Wisconsin Electric Power Co.,
                         5.52%, due October 30, 1997                 2,488,883
         1,900,000      Wisconsin Electric Power Co.,
                         5.52%, due November 6, 1997                 1,889,512
         5,000,000      Xerox Corp.,
                         5.50%, due October 20, 1997                 4,985,486
        13,000,000      Xerox Corp.,
                         5.50%, due October 27, 1997                12,948,361
       485,606,000                                                 484,518,286

GOVERNMENT SPONSORED ENTERPRISES -3.27%
         2,500,000      Federal Farm Credit Banks
                         Discount Notes,
                         5.69%, due October 1, 1997                  2,500,000
         5,000,000      Federal Farm Credit Banks
                         Discount Notes,
                         5.51%, due December 1, 1997                 5,000,000
         5,000,000      Federal Farm Credit Banks
                         Discount Notes,
                         5.50%, due January 2, 1998                  5,000,000
         4,000,000      Federal National Mortgage Association
                         Discount Notes,
                         5.42%, due October 7, 1997                  3,996,387
        16,500,000                                                  16,496,387

REPURCHASE AGREEMENT - 2.43%
        12,275,000      Lehman Tri-Party Repo.,
                         6.00%, due October 1, 1997
                         (collateralized by Federal
                         National Mortgage Association Note,
                         due April 1, 2027)                         12,275,000

TOTAL INVESTMENTS - 101.78%                                     $  513,289,673

Other assets less liabilities - (1.78%)                            (8,990,844)

TOTAL NET ASSETS - 100.00%
	(equivalent to $1.00 per share;
        750,000,000 shares of $0.01 par value
	capital shares authorized;
        504,328,514 shares outstanding)                         $  504,298,829


Valuation of securities is on the basis of amortized cost, which approximates market value.

FEDERAL PORTFOLIO
GOVERNMENT SPONSORED ENTERPRISES - 89.07%
$	7,500,000	Federal Farm Credit Banks,
                         5.69%, due October 1, 1997             $    7,500,000
	5,000,000	Federal Farm Credit Banks,
                         5.50%, due November 3, 1997                 5,000,000
	5,000,000	Federal Farm Credit Banks,
                         5.51%, due December 1, 1997                 5,000,000
	2,500,000	Federal Farm Credit Banks,
                         5.50%, due January 2, 1998                  2,500,000
	4,531,000	Federal Home Loan Banks Discount Note,
                         5.40%, due October 1, 1997                  4,531,000
	8,100,000	Federal Home Loan Banks Discount Note,
                         5.425%, due October 15, 1997                8,082,911
	7,500,000	Federal Home Loan Banks Discount Note,
                         5.39%, due January 9, 1998                  7,387,708
	2,147,000	Federal Home Loan Mortgage Corporation
                         Discount Notes,
                         5.41%, due October 1, 1997                  2,147,000
	2,215,000	Federal Home Loan Mortgage Corporation
                         Discount Notes, 5.40%,
                         due October 2, 1997                         2,214,668
	6,000,000	Federal Home Loan Mortgage Corporation
                         Discount Notes,
                         5.50%, due October 2, 1997                  5,999,083
	8,211,000	Federal Home Loan Mortgage Corporation
                         Discount Notes,
                         5.41%, due October 3, 1997                  8,208,532
	10,000,000	Federal Home Loan Mortgage Corporation
                         Discount Notes,
                         5.41%, due October 6, 1997                  9,992,486
	14,740,000	Federal Home Loan Mortgage Corporation
                         Discount Notes,
                         5.51%, due October 6, 1997                 14,728,720
	1,165,000	Federal Home Loan Mortgage Corporation
                         Discount Notes,
                         5.40%, due October 10, 1997                 1,163,428
	7,075,000	Federal Home Loan Mortgage Corporation
                         Discount Notes,
                         5.41%, due October 10, 1997                 7,065,431
	11,275,000	Federal Home Loan Mortgage Corporation
                         Discount Notes,
                         5.42%, due October 10, 1997                11,259,722
	2,600,000	Federal Home Loan Mortgage Corporation
                         Discount Notes,
                         5.45%, due October 10, 1997                 2,596,458
	10,000,000	Federal Home Loan Mortgage Corporation
                         Discount Notes,
                         5.42%, due October 14, 1997                 9,980,428
	6,785,000	Federal Home Loan Mortgage Corporation
                         Discount Notes,
                         5.425%, due October 14, 1997                6,771,708
	20,000,000	Federal Home Loan Mortgage Corporation
                         Discount Notes,
                         5.40%, due October 15, 1997                19,958,000
	5,700,000	Federal Home Loan Mortgage Corporation
                         Discount Notes,
                         5.46%, due October 31, 1997                 5,674,065
	7,500,000	Federal National Mortgage Association
                         Discount Notes,
                         5.60%, due October 2, 1997                  7,498,833
	11,000,000	Federal National Mortgage Association
                         Discount Notes,
                         5.42%, due October 7, 1997                 10,990,063
	3,590,000	Federal National Mortgage Association
                         Discount Notes,
                         5.40%, due October 9, 1997                  3,585,692
	5,000,000	Federal National Mortgage Association
                         Discount Notes,
                         5.42%, due October 9, 1997                  4,993,978
	10,000,000	Federal National Mortgage Association
                         Discount Notes,
                         5.42%, due October 14, 1997                 9,980,428
	15,000,000	Federal National Mortgage Association
                         Discount Notes,
                         5.40%, due October 16, 1997                14,966,250
	3,570,000	Federal National Mortgage Association
                         Discount Notes,
                         5.50%, due October 16, 1997                 3,561,819
	20,000,000	Federal National Mortgage Association
                         Discount Notes,
                         5.40%, due October 17, 1997                19,952,000
	5,000,000	Federal National Mortgage Association
                         Discount Notes,
                         5.46%, due October 20, 1997                 4,985,592
	10,000,000	Federal National Mortgage Association
                         Discount Notes,
                         5.40%, due October 24, 1997                 9,965,500
	2,500,000	Federal National Mortgage Association
                         Discount Notes,
                         5.40%, due November 10, 1997                2,485,000
        241,204,000                                                240,726,503

REPURCHASE AGREEMENT - 12.12%
$       32,750,000      Lehman Tri-Party Repo.,
                         6.00%, due October 1, 1997
                         (collateralized by Federal National Mortgage
                         Association Note, due April 1, 2027)   $   32,750,000

TOTAL INVESTMENTS - 101.19%                                     $  273,476,503

Other assets less liabilities - (1.19%)                            (3,222,494)

TOTAL NET ASSETS - 100.00%
	(equivalent to $1.00 per share;
        750,000,000 shares of $0.01 par value
	capital shares authorized;
        270,302,133 shares outstanding)                         $  270,254,009


Valuation of securities is on the basis of amortized cost, which approximates market value.

This report has been prepared for the information of the Shareholders of Scout Money Market Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Scout Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.


BOARD OF DIRECTORS
AND OFFICERS

Board of Directors
Larry D. Armel
William E. Hoffman, D.D.S.
Eric T. Jager
Stephen F. Rose
Stuart Wien

Officers
Larry D. Armel, President
P. Bradley Adams, Vice President & Treasurer
Michael A. Brummel, Vice President
Martin A. Cramer, Vice President & Secretary
John G. Dyer, Vice President
Constance E. Martin, Vice President

Investment Counsel
UMB Bank, n.a., Kansas City, Missouri

Auditors
Baird, Kurtz & Dobson, Kansas City, Missouri

Legal Counsel
Stradley, Ronon, Stevens & Young,
Philadelphia, Pennsylvania
John G. Dyer, Kansas City, Missouri

Custodian
UMB Bank, n.a., Kansas City, Missouri


JONES & BABSON
MUTUAL FUNDS

P.O. Box 410498
Kansas City, MO 64141-0498

TOLL-FREE 1-800-996-2862

JB24C